Dividends payable	6 Months Ended
Jun. 30, 2021
Dividends Payable
Dividends payable

NOTE 8: DIVIDENDS PAYABLE

On January 22, 2020, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2019 of $0.30 per share of common stock which was paid on April 7, 2020 to stockholders of record as of March 5, 2020.

On April 29, 2020, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2020 of $0.30 per share of common stock which was paid on July 9, 2020 to stockholders of record as of June 3, 2020.

On November 2, 2020, the Board of Directors declared a quarterly cash dividend in respect of the third quarter of 2020 of $0.05 per share of common stock of amount $828 which was paid on February 10, 2021 to stockholders of record as of January 12, 2021.

In April 2021, the Board has decided to suspend its quarterly dividend to its stockholders.

The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition’s cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.